Franklin Templeton Group
                            777 Mariners Island Blvd.
                               San Mateo, CA 94404


March 6, 1998


Filed Via EDGAR (CIK #0000856119)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN VALUE INVESTORS TRUST
            FILE NOS. 033-31326 and 811-5878

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 26, 1998.

Sincerely,

FRANKLIN VALUE INVESTORS TRUST


/s/Larry L. Greene
Senior Corporate Counsel

LLG:ms

cc:  Mark Plafker, Esq.